Cover	12 Months Ended
Sep. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	ZK INTERNATIONAL GROUP CO., LTD.
Entity Central Index Key	0001687451
Entity File Number	001-38146
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	c/o Zhejiang Zhengkang Industrial Co., Ltd.
Entity Address, Address Line Two	No. 678 Dingxiang Road, Binhai Industrial Park
Entity Address, Address Line Three	Economic & Technology Development Zone
Entity Address, City or Town	China
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, no par value per share
Trading Symbol	ZKIN
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	6,612,308
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Di Chen
Contact Personnel Email Address	zjzk@cn-zk.cn
Entity Address, Address Line One	c/o Zhejiang Zhengkang Industrial Co., Ltd.
Entity Address, Address Line Two	No. 678 Dingxiang Road, Binhai Industrial Park
Entity Address, Address Line Three	Economic & Technology Development Zone
Entity Phone Fax Numbers [Line Items]
City Area Code	577
Local Phone Number	86852999